Consolidated Statements of Changes In Stockholders’ Equity - USD ($)	Common stock	Additional Paid In Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 316	$ 17,525,714	$ (471,121)	$ (6,227)	$ (10,871,811)	$ 6,176,871
Balance (in Shares) at Dec. 31, 2023	3,159,096
Balance (in Shares) at Dec. 31, 2023			252,855
Purchase of treasury stock			$ (173,113)			(173,113)
Purchase of treasury stock (in Shares)	102,855		102,855
Sale of common stock and pre-funded warrants	$ 89	1,673,127				1,673,216
Sale of common stock and pre-funded warrants (in Shares)	883,395
Exercise of pre-funded warrants	$ 3					3
Exercise of pre-funded warrants (in Shares)	34,037
Sale of common stock and warrants, net of issuance costs	$ 76	1,741,446				1,741,522
Sale of common stock and warrants, net of issuance costs (in Shares)	763,638
Cancellation of treasury stock	$ (35)	(644,199)	$ 644,234
Cancellation of treasury stock (in Shares)	(355,710)		(355,710)
Accumulated other comprehensive gain - short-term investments				8,646		8,646
Net loss					(4,392,880)	(4,392,880)
Balance at Dec. 31, 2024	$ 449	20,296,088		2,419	(15,264,691)	5,034,265
Balance (in Shares) at Dec. 31, 2024	4,484,456
Balance (in Shares) at Dec. 31, 2024
Sale of common stock, net of offering costs and expenses of $774,705	$ 558	3,358,738				3,359,296
Sale of common stock, net of offering costs and expenses of $774,705 (in Shares)	5,580,479
Sale of pre-funded warrants		365,940				365,940
Exercise of warrants for cash, net of offering costs	$ 250	1,134,733				1,134,983
Exercise of warrants for cash, net of offering costs (in Shares)	2,503,338
Issuance of common stock in exchange of acquired technology, net of offering costs of $25	$ 75	518,150				518,225
Issuance of common stock in exchange of acquired technology, net of offering costs of $25 (in Shares)	750,000
Accretion of stock-based compensation in connection with stock option grants		117,021				117,021
Accumulated other comprehensive gain - short-term investments				3,409		3,409
Net loss					(4,227,698)	(4,227,698)
Balance at Dec. 31, 2025	$ 1,332	$ 25,790,670		$ 5,828	$ (19,492,389)	$ 6,305,441
Balance (in Shares) at Dec. 31, 2025	13,318,273
Balance (in Shares) at Dec. 31, 2025